Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
July 31, 2023
FFH-NPRT1-0923
1.819942.118
Corporate Bonds - 87.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	680,000	377,060
Nonconvertible Bonds - 87.2%
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	723,597
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	690,429
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,730,000	1,552,813
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	949,806
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,099,082
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	140,999
TransDigm, Inc.:
6.75% 8/15/28 (b)	2,190,000	2,196,535
7.5% 3/15/27	145,000	144,942
		7,498,203
Air Transportation - 1.1%
American Airlines, Inc. 7.25% 2/15/28 (b)	175,000	173,739
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	385,000	379,230
Rand Parent LLC 8.5% 2/15/30 (b)	430,000	404,335
United Airlines, Inc. 4.375% 4/15/26 (b)	1,440,000	1,363,446
		2,320,750
Automotive & Auto Parts - 3.1%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	942,600
Dana, Inc. 4.5% 2/15/32	380,000	316,765
Ford Motor Co.:
3.25% 2/12/32	580,000	458,331
5.291% 12/8/46	290,000	239,697
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	273,407
4% 11/13/30	1,495,000	1,284,269
4.687% 6/9/25	2,140,000	2,074,471
5.125% 6/16/25	530,000	516,035
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	143,960
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	429,514
		6,679,049
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	184,248
Broadcasting - 2.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)	1,390,000	43,438
Nexstar Media, Inc. 5.625% 7/15/27 (b)	990,000	930,709
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	340,882
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	305,353
5% 8/1/27 (b)	3,000,000	2,787,270
5.5% 7/1/29 (b)	625,000	571,043
TEGNA, Inc. 5% 9/15/29	210,000	187,163
		5,165,858
Building Materials - 1.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,260,670
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	230,000	230,575
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	890,000	772,275
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,128,511
		3,392,031
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	85,000	72,020
4.5% 6/1/33 (b)	785,000	621,171
5% 2/1/28 (b)	1,780,000	1,644,954
5.125% 5/1/27 (b)	2,110,000	1,979,598
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	115,684
5.375% 2/1/28 (b)	500,000	417,534
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	279,094
		5,130,055
Chemicals - 3.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	886,952
INEOS Finance PLC 6.75% 5/15/28 (b)	455,000	434,047
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	215,730
Methanex Corp.:
5.25% 12/15/29	160,000	146,485
5.65% 12/1/44	991,000	825,008
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,540,063
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	769,535
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	245,000	237,038
SPCM SA 3.125% 3/15/27 (b)	385,000	345,350
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	324,967
5.375% 5/15/27	1,000,000	951,647
5.75% 11/15/28 (b)	505,000	463,344
Tronox, Inc. 4.625% 3/15/29 (b)	385,000	319,157
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	250,856
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	505,000	476,026
7.375% 3/1/31 (b)	85,000	84,649
		8,270,854
Consumer Products - 0.7%
Mattel, Inc. 6.2% 10/1/40	245,000	229,552
Newell Brands, Inc. 5.875% 4/1/36 (d)	490,000	425,899
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	504,000
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	319,700
		1,479,151
Containers - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	46,841
Ball Corp. 3.125% 9/15/31	1,340,000	1,100,048
BWAY Holding Co. 7.875% 8/15/26 (b)	430,000	428,840
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	700,000	606,109
OI European Group BV 4.75% 2/15/30 (b)	390,000	352,231
Sealed Air Corp. 6.875% 7/15/33 (b)	445,000	465,354
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,215,000	1,158,219
		4,157,642
Diversified Financial Services - 4.8%
GGAM Finance Ltd. 7.75% 5/15/26 (b)	540,000	544,239
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	966,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,005,000	1,764,400
6.25% 5/15/26	1,620,000	1,518,892
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	760,139
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,362,480
MSCI, Inc. 3.25% 8/15/33 (b)	310,000	252,874
Navient Corp. 6.75% 6/15/26	540,000	526,500
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	989,941
6.875% 3/15/25	1,105,000	1,101,331
7.125% 3/15/26	500,000	495,196
		10,282,805
Diversified Media - 0.4%
Lamar Media Corp. 3.625% 1/15/31	915,000	765,984
Energy - 15.6%
Altus Midstream LP 5.875% 6/15/30 (b)	270,000	259,538
Apache Corp.:
4.25% 1/15/30	215,000	195,160
5.1% 9/1/40	600,000	509,850
5.25% 2/1/42	905,000	760,689
5.35% 7/1/49	150,000	124,322
Centennial Resource Production LLC 5.875% 7/1/29 (b)	200,000	190,000
Cheniere Energy Partners LP:
3.25% 1/31/32	865,000	719,800
4% 3/1/31	1,625,000	1,446,039
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,018,225
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	138,682
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,574,468
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625% 5/1/27 (b)	1,928,000	1,831,600
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	621,550
5.75% 2/15/28 (b)	150,000	135,375
DCP Midstream Operating LP:
5.6% 4/1/44	85,000	80,451
8.125% 8/16/30	25,000	28,058
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	715,670
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	190,634
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	202,886
5.45% 6/1/47	530,000	438,405
5.6% 4/1/44	895,000	736,505
EQM Midstream Partners LP:
5.5% 7/15/28	800,000	769,739
6.5% 7/1/27 (b)	785,000	781,266
6.5% 7/15/48	485,000	443,144
7.5% 6/1/27 (b)	555,000	563,262
EQT Corp. 3.9% 10/1/27	1,450,000	1,359,181
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	1,011,546
5.625% 2/15/26 (b)	2,310,000	2,275,350
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	315,898
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	1,360,000	1,272,059
6.375% 4/15/27 (b)	270,000	268,934
Jonah Energy Parent LLC 12% 11/5/25 (e)(f)	262,918	266,862
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	954,260
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	699,872
4.3% 8/15/39	260,000	201,643
5.55% 3/15/26	1,275,000	1,268,306
6.125% 1/1/31	1,310,000	1,338,126
6.2% 3/15/40	255,000	257,081
8.875% 7/15/30	580,000	671,942
Seadrill Finance Ltd. 8.375% 8/1/30 (b)(g)	200,000	204,140
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,023,603
5.875% 3/15/28	1,695,000	1,648,576
6% 4/15/27	25,000	24,793
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	281,262
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	207,000
6% 12/31/30 (b)	1,190,000	1,056,309
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	415,635
3.875% 11/1/33 (b)	380,000	308,380
4.125% 8/15/31 (b)	460,000	390,187
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	320,000	325,242
Western Gas Partners LP 4.65% 7/1/26	808,000	783,962
		33,305,467
Environmental - 1.5%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	943,376
6% 6/15/30 (b)	170,000	167,445
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,451,387
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	715,399
		3,277,607
Food & Drug Retail - 1.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	3,810,000	3,316,789
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	351,323
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	375,000	208,125
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	161,263
		4,037,500
Food/Beverage/Tobacco - 2.1%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	2,525,000	2,442,609
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	755,000	663,021
Pilgrim's Pride Corp. 4.25% 4/15/31	405,000	350,324
Post Holdings, Inc.:
5.5% 12/15/29 (b)	590,000	547,920
5.625% 1/15/28 (b)	405,000	391,368
U.S. Foods, Inc. 4.625% 6/1/30 (b)	180,000	161,901
		4,557,143
Gaming - 3.4%
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	455,000	422,581
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,169,219
MGM Resorts International 5.75% 6/15/25	866,000	856,351
Ontario Gaming GTA LP 8% 8/1/30 (b)(g)	115,000	116,150
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,139,792
4.5% 9/1/26 (b)	1,300,000	1,231,057
4.625% 6/15/25 (b)	245,000	237,878
4.625% 12/1/29 (b)	925,000	845,247
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	826,869
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	343,854
		7,188,998
Healthcare - 5.6%
180 Medical, Inc. 3.875% 10/15/29 (b)	625,000	547,208
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,108,761
Centene Corp.:
2.45% 7/15/28	75,000	64,541
2.5% 3/1/31	1,665,000	1,332,250
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	795,000	701,510
4.25% 5/1/28 (b)	90,000	83,156
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	365,000	311,455
Grifols SA 4.75% 10/15/28 (b)	200,000	175,422
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	143,323
Hologic, Inc. 4.625% 2/1/28 (b)	850,000	807,958
IQVIA, Inc. 5% 5/15/27 (b)	820,000	790,728
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	311,190
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	425,456
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	752,759
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	240,753
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	216,071
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,675,022
4.875% 1/1/26	595,000	575,871
5.125% 11/1/27	1,200,000	1,139,511
6.125% 6/15/30	465,000	451,422
		11,854,367
Homebuilders/Real Estate - 2.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	400,055
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	447,095
Howard Hughes Corp. 4.375% 2/1/31 (b)	825,000	678,795
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	600,777
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	2,105,000	1,516,190
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	477,761
Service Properties Trust:
3.95% 1/15/28	75,000	58,739
5.5% 12/15/27	415,000	364,166
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	450,000	438,644
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	694,980
		5,677,202
Hotels - 2.0%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	977,614
4% 5/1/31 (b)	2,780,000	2,424,878
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	429,978
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	480,478
		4,312,948
Insurance - 0.5%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	1,075,000	980,938
Leisure - 2.4%
Carnival Corp.:
7.625% 3/1/26 (b)	675,000	665,897
10.5% 2/1/26 (b)	2,005,000	2,113,487
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	340,840
8.375% 2/1/28 (b)	230,000	239,781
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	1,130,999
7.25% 1/15/30 (b)	700,000	707,571
		5,198,575
Metals/Mining - 1.2%
Arsenal AIC Parent LLC 8% 10/1/30 (b)(g)	130,000	132,600
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,140,000	1,065,672
Howmet Aerospace, Inc. 5.95% 2/1/37	400,000	406,675
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	227,587
Mineral Resources Ltd. 8% 11/1/27 (b)	400,000	401,093
Novelis Corp. 3.875% 8/15/31 (b)	385,000	320,591
		2,554,218
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	370,000	365,128
Restaurants - 1.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	124,111
Yum! Brands, Inc.:
3.625% 3/15/31	2,615,000	2,237,157
5.35% 11/1/43	110,000	98,725
		2,459,993
Services - 5.5%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	333,988
4.875% 7/15/32 (b)	565,000	485,194
AECOM 5.125% 3/15/27	1,485,000	1,433,549
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,583,906
ASGN, Inc. 4.625% 5/15/28 (b)	965,000	884,862
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	140,270
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	320,000	326,406
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	413,000
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	193,873
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	995,238
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,115,000	1,005,752
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	1,964,113
Service Corp. International 5.125% 6/1/29	1,425,000	1,353,750
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	619,475
		11,733,376
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	98,038
Super Retail - 2.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	216,753
5% 2/15/32 (b)	260,000	226,591
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,620,000	1,565,542
Gap, Inc. 3.875% 10/1/31 (b)	385,000	275,318
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,045,378
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	516,011
Nordstrom, Inc. 4.375% 4/1/30	930,000	784,464
The William Carter Co. 5.625% 3/15/27 (b)	465,000	453,327
		5,083,384
Technology - 4.5%
Block, Inc. 2.75% 6/1/26	380,000	345,937
Broadcom, Inc. 2.45% 2/15/31 (b)	420,000	341,056
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	341,199
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,440,000
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	453,255
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	664,056
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	616,994
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	473,340
4.125% 8/1/30 (b)	265,000	228,682
ON Semiconductor Corp. 3.875% 9/1/28 (b)	545,000	493,634
Open Text Corp.:
3.875% 2/15/28 (b)	1,410,000	1,254,184
3.875% 12/1/29 (b)	390,000	329,896
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	111,442
Qorvo, Inc. 4.375% 10/15/29	505,000	463,245
Seagate HDD Cayman 8.25% 12/15/29 (b)	205,000	214,867
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	983,935
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	468,875
Twilio, Inc. 3.875% 3/15/31	350,000	296,489
		9,521,086
Telecommunications - 2.6%
Altice Financing SA 5% 1/15/28 (b)	10,000	7,760
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,359,000
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	636,988
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	1,100,000	835,621
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	389,981
5.125% 1/15/28 (b)	900,000	801,900
SBA Communications Corp. 3.875% 2/15/27	750,000	690,953
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	85,872
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	683,158
		5,491,233
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	326,130
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	155,490
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	111,150
		592,770
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	313,775
XPO, Inc. 6.25% 6/1/28 (b)	325,000	321,510
		635,285
Utilities - 5.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,338,505
4.75% 3/15/28 (b)	195,000	180,892
FirstEnergy Corp. 2.25% 9/1/30	825,000	664,125
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	151,680
NRG Energy, Inc.:
5.25% 6/15/29 (b)	625,000	564,047
6.625% 1/15/27	729,000	723,887
PG&E Corp.:
5% 7/1/28	2,685,000	2,483,993
5.25% 7/1/30	2,115,000	1,899,458
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	114,714
TransAlta Corp. 6.5% 3/15/40	355,000	339,531
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	848,300
Vistra Operations Co. LLC 5% 7/31/27 (b)	2,395,000	2,256,282
		11,565,414
TOTAL NONCONVERTIBLE BONDS		185,817,300
TOTAL CORPORATE BONDS (Cost $202,502,773)		186,194,360

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (h)(i)(j)	206,842	5,614
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 11/23/27 (h)(i)(j)	457,677	384,256
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9199% 11/12/27 (h)(i)(j)	347,805	346,702
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (h)(i)(j)	375,000	374,531
Services - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (h)(i)(j)	133,650	133,416
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (h)(i)(j)	50,000	42,552
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (h)(i)(j)	497,425	467,097
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (h)(i)(j)	50,000	45,452
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (h)(i)(j)	445,000	430,640
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (h)(i)(j)	553,613	489,255
TOTAL SERVICES		1,608,412
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 8/1/25 (h)(i)(j)	258,050	258,050
TOTAL BANK LOAN OBLIGATIONS (Cost $3,146,536)		2,977,565

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.7% (h)(k)	385,000	292,119
4.7% (h)(k)	100,000	69,978
Wells Fargo & Co. 7.625% (h)(k)	320,000	329,005
TOTAL BANKS & THRIFTS		691,102
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (h)(k)	465,000	364,206
5.375% (h)(k)	225,000	219,423
TOTAL DIVERSIFIED FINANCIAL SERVICES		583,629
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (h)(i)(k)	475,000	429,877
TOTAL PREFERRED SECURITIES (Cost $1,620,302)		1,704,608

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (l) (Cost $21,285,250)	21,280,994	21,285,250

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $228,554,861)	212,161,783
NET OTHER ASSETS (LIABILITIES) - 0.4%	773,691
NET ASSETS - 100.0%	212,935,474

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,683,353 or 60.0% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266,862 or 0.1% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	257,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	22,038,961	16,839,169	17,592,880	278,163	-	-	21,285,250	0.1%
Total	22,038,961	16,839,169	17,592,880	278,163	-	-	21,285,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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